Lincoln S&P 500 Ultra Buffer Fund Aug
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.65%
INVESTMENT COMPANY–47.65%
Equity Fund–47.65%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	38,705	$1,064,279
Total Affiliated Investment (Cost $1,111,031)		1,064,279
UNAFFILIATED INVESTMENTS–57.99%
INVESTMENT COMPANY–2.49%
Money Market Fund–2.49%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	55,717	55,717
Total Investment Company (Cost $55,717)		55,717

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)OPTIONS PURCHASED–55.50%
CENTRALLY CLEARED–55.50%
Call Options–46.52%
E-mini S&P 500 Index Strike price $11.10, expiration date 8/19/22, notional amount $27,750	25	$1,038,959
Put Options–8.98%
E-mini S&P 500 Index Strike price $444.16, expiration date 8/19/22, notional amount $2,220,800	50	200,634
Total Options Purchased (Cost $1,238,169)		1,239,593
Total Unaffiliated Investments (Cost $1,293,886)		1,295,310

TOTAL INVESTMENTS–105.64% (Cost $2,404,917)	2,359,589

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.57)%
CENTRALLY CLEARED–(5.57)%
Call Options–(2.64)%
E-mini S&P 500 Index Strike price $469.43, expiration date 8/19/22, notional amount $(2,347,150)	(50)	(59,016)
Put Options–(2.93)%
E-mini S&P 500 Index Strike price $346.45, expiration date 8/19/22, notional amount $(1,732,250)	(50)	(65,413)
Total Options Written (Premiums received $(140,775))		(124,429)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(1,609)
NET ASSETS APPLICABLE TO 225,000 SHARES OUTSTANDING–100.00%		$2,233,551

✧✧ Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln S&P 500 Ultra Buffer Fund Aug–1

Lincoln S&P 500 Ultra Buffer Fund Aug
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln S&P 500 Ultra Buffer Fund Aug (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Funds’ sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,064,279	$—	$—	$1,064,279
Unaffiliated Investment Company	55,717	—	—	55,717
Options Purchased	—	1,239,593	—	1,239,593
Total Investments	$1,119,996	$1,239,593	$—	$2,359,589
Derivatives:
Liabilities:
Options Written	$—	$(124,429)	$—	$(124,429)
There were no Level 3 investments at the beginning or end of the period.
Lincoln S&P 500 Ultra Buffer Fund Aug–2

Lincoln S&P 500 Ultra Buffer Fund Aug
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period August 19, 2021* through September 30, 2021, were as follows:
	Value 8/19/21*	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/21	Number of Shares 09/30/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.65%@
Equity Fund-47.65%@
✧✧LVIP SSGA S&P 500 Index Fund	$—	$1,111,031	$—	$—	$(46,752)	$1,064,279	38,705	$14,936	$—

* Date of commencement of operations.
@ As a percentage of Net Assets as of September 30, 2021.
✧✧ Standard Class shares.
Lincoln S&P 500 Ultra Buffer Fund Aug–3